Consolidated Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant and Equipment
The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2025	2024
	(in thousands)
Computer equipment	$6,007	$6,202
Furniture and office equipment	1,949	1,925
Leasehold improvements	15,665	15,632
Property and equipment, gross	23,621	23,759
Less: accumulated depreciation and amortization	(12,651)	(11,055)
Property and equipment, net	$10,970	$12,704

Schedule of Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2025	2024
	(in thousands)
Accrued expenses	$6,193	$6,348
Customer credits	6,124	6,401
Other	149	1,031
Accrued expenses and other current liabilities	$12,466	$13,780

Other Noncurrent Liabilities	Other liabilities, noncurrent consisted of the following:

	As of December 31,
	2025	2024
	(in thousands)
Other tax liabilities	$26,145	$21,078
Other liabilities, noncurrent	$26,145	$21,078